Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, at Cost
Property and equipment, at cost consisted of the following:

	Successor	Predecessor
	September 30, 2021	December 31, 2020
Drilling equipment and facilities	$1,396,570	$4,476,960
Construction in progress	110,972	99,812
Other	11,121	200,925

Property and equipment, at cost	$1,518,663	$4,777,697

Property and equipment, at cost, for Noble consisted of the following:

	Year Ended December 31,
	2020	2019
Drilling equipment and facilities	$4,476,960	$10,014,314
Construction in progress	99,812	88,904
Other	200,925	203,407

Property and equipment, at cost	$4,777,697	$10,306,625

Disposal Groups, Including Discontinued Operations
The net income before income taxes for the four rigs classified as held for sale was:

	Successor		Predecessor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Net income before income taxes (1)	$9,768	$15,176	$3,128	$741	$20,061

(1)	Excludes Reorganization items, net